RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31,
	2011	2010
Accounts receivable:
Sitronics, a subsidiary of Sistema	$2,736	$1,320
Intellect Telecom, a subsidiary of Sistema	359	117
Other related parties	1,393	1,236

Total accounts receivable, related parties	$4,488	$2,673

Accounts payable:
Sitronics, a subsidiary of Sistema	$42,715	$37,007
Maxima, a subsidiary of Sistema	11,986	8,965
Other related parties	2,281	7,012

Total accounts payable, related parties	$56,982	$52,984

Schedule of operating transactions with related parties

	2011	2010	2009
Revenues from related parties:
MTS Belarus (roaming services)	$6,520	$2,589	$—
Sitronics and subsidiaries (fixed line services)	$4,218	$3,577	$3,656
Svyazinvest and subsidiaries (interconnection, commission for provision of DLD/ILD services to the Group's subscribers and other)	$—	$33,869	$43,174
Sky Link and subsidiaries (interconnection and other)	—	7,395	9,857
Mezhregion Tranzit Telecom (interconnection, line rental, commission for provision of DLD/ILD services to the Group's subscribers, and other)	—	—	11,465
Other related parties	2,743	4,827	3,997

Total revenues from related parties	$13,481	$52,257	$72,149

Operating expenses incurred on transactions with related parties:
RA Maxima, a subsidiary of Sistema (advertising)	$81,905	$76,158	$102,005
Sitronics, a subsidiary of Sistema (IT consulting)	48,023	56,610	52,211
MTS Belarus, an associated company of the Group	10,516	5,539	—
AB Safety, an affiliate of Sistema (security services)	10,075	9,267	5,576
Mediaplanning, a subsidiary of Sistema (advertising)	1,005	59,171	23,782
Svyazinvest and subsidiaries (interconnection and other)	—	29,210	28,997
Sistema-Invenchur, (consulting services related to the sale of Svyazinvest shares (Note 14))	—	11,262	—
City Hals (rent, repair, maintenance and cleaning services)	—	9,542	9,988
Mezhregion Tranzit Telecom (interconnection, line rental and other)	—	—	18,115
Other related parties	10,792	15,584	15,705

Total operating expenses incurred on transactions with related parties	$162,316	$272,343	$256,379

Schedule of investments in and loans to related parties

	December 31,
	2011	2010
Loans to, promissory notes and investments in shares of related parties:
Other investments (Note 15)
Sistema	$19,209	$24,455
Loan receivable from Mr Pierre Fattouche and Mr Moussa Fattouche	92,700	91,503

Total other investments to related parties	$111,909	$115,958

Investments in shares (Note 15)
MBRD, a subsidiary of Sistema	4,930	5,208
Sistema Mass Media, a subsidiary of Sistema	3,622	3,827
Other	946	728

Total investments in shares of related parties	$9,498	$9,763